Income Taxes - Effective Income Tax Expense (Benefit) Table (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Federal statutory rate	21.00%	35.00%	35.00%
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Income tax expense (benefit) at the federal statutory rate (21%, 35%, 35%)	$ 45	$ (175)	$ (1,288)
State income taxes (net of federal income tax benefit)	27	5	33
Remeasurement of deferred tax assets and liabilities	0	931	0
Change in valuation allowance	(97)	(771)	1,042
Other	15	12	23
Total Income Tax Expense (Benefit)	$ (10)	$ 2	$ (190)